Form N-1A Supplement	Oct. 05, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated October 5, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (the “SAI”)
for the iShares MSCI EAFE Growth ETF (EFG), iShares MSCI EAFE Value ETF (EFV), iShares MSCI USA Momentum Factor ETF (MTUM), iShares MSCI USA Quality Factor ETF (QUAL) and iShares U.S. Aerospace & Defense ETF (ITA) (each, a “Fund”)
The Board of Trustees of iShares Trust has authorized a forward stock split for each Fund at the ratio set out below. The Creation Unit size for each Fund will remain unchanged, as set out below.

Fund Name	Ticker	Forward Split Ratio	Shares Per Creation Unit

iShares MSCI EAFE Growth ETF	EFG	3:1	400,000

iShares MSCI EAFE Value ETF	EFV	2:1	400,000

iShares MSCI USA Momentum Factor ETF	MTUM	4:1	50,000

iShares MSCI USA Quality Factor ETF	QUAL	4:1	50,000

iShares U.S. Aerospace & Defense ETF	ITA	3:1	50,000
The record date for the forward stock split will be November 3, 2026 and the stock split will be payable after the close of trading on November 4, 2026, the payable date. Shares of each Fund will begin trading on a split-adjusted basis on November 5, 2026, the ex‑date.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI EAFE Growth ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated October 5, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (the “SAI”)
for the iShares MSCI EAFE Growth ETF (EFG), iShares MSCI EAFE Value ETF (EFV), iShares MSCI USA Momentum Factor ETF (MTUM), iShares MSCI USA Quality Factor ETF (QUAL) and iShares U.S. Aerospace & Defense ETF (ITA) (each, a “Fund”)
The Board of Trustees of iShares Trust has authorized a forward stock split for each Fund at the ratio set out below. The Creation Unit size for each Fund will remain unchanged, as set out below.

Fund Name	Ticker	Forward Split Ratio	Shares Per Creation Unit

iShares MSCI EAFE Growth ETF	EFG	3:1	400,000

iShares MSCI EAFE Value ETF	EFV	2:1	400,000

iShares MSCI USA Momentum Factor ETF	MTUM	4:1	50,000

iShares MSCI USA Quality Factor ETF	QUAL	4:1	50,000

iShares U.S. Aerospace & Defense ETF	ITA	3:1	50,000
The record date for the forward stock split will be November 3, 2026 and the stock split will be payable after the close of trading on November 4, 2026, the payable date. Shares of each Fund will begin trading on a split-adjusted basis on November 5, 2026, the ex‑date.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI EAFE Value ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated October 5, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (the “SAI”)
for the iShares MSCI EAFE Growth ETF (EFG), iShares MSCI EAFE Value ETF (EFV), iShares MSCI USA Momentum Factor ETF (MTUM), iShares MSCI USA Quality Factor ETF (QUAL) and iShares U.S. Aerospace & Defense ETF (ITA) (each, a “Fund”)
The Board of Trustees of iShares Trust has authorized a forward stock split for each Fund at the ratio set out below. The Creation Unit size for each Fund will remain unchanged, as set out below.

Fund Name	Ticker	Forward Split Ratio	Shares Per Creation Unit

iShares MSCI EAFE Growth ETF	EFG	3:1	400,000

iShares MSCI EAFE Value ETF	EFV	2:1	400,000

iShares MSCI USA Momentum Factor ETF	MTUM	4:1	50,000

iShares MSCI USA Quality Factor ETF	QUAL	4:1	50,000

iShares U.S. Aerospace & Defense ETF	ITA	3:1	50,000
The record date for the forward stock split will be November 3, 2026 and the stock split will be payable after the close of trading on November 4, 2026, the payable date. Shares of each Fund will begin trading on a split-adjusted basis on November 5, 2026, the ex‑date.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Aerospace & Defense ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated October 5, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (the “SAI”)
for the iShares MSCI EAFE Growth ETF (EFG), iShares MSCI EAFE Value ETF (EFV), iShares MSCI USA Momentum Factor ETF (MTUM), iShares MSCI USA Quality Factor ETF (QUAL) and iShares U.S. Aerospace & Defense ETF (ITA) (each, a “Fund”)
The Board of Trustees of iShares Trust has authorized a forward stock split for each Fund at the ratio set out below. The Creation Unit size for each Fund will remain unchanged, as set out below.

Fund Name	Ticker	Forward Split Ratio	Shares Per Creation Unit

iShares MSCI EAFE Growth ETF	EFG	3:1	400,000

iShares MSCI EAFE Value ETF	EFV	2:1	400,000

iShares MSCI USA Momentum Factor ETF	MTUM	4:1	50,000

iShares MSCI USA Quality Factor ETF	QUAL	4:1	50,000

iShares U.S. Aerospace & Defense ETF	ITA	3:1	50,000
The record date for the forward stock split will be November 3, 2026 and the stock split will be payable after the close of trading on November 4, 2026, the payable date. Shares of each Fund will begin trading on a split-adjusted basis on November 5, 2026, the ex‑date.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI USA Momentum Factor ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated October 5, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (the “SAI”)
for the iShares MSCI EAFE Growth ETF (EFG), iShares MSCI EAFE Value ETF (EFV), iShares MSCI USA Momentum Factor ETF (MTUM), iShares MSCI USA Quality Factor ETF (QUAL) and iShares U.S. Aerospace & Defense ETF (ITA) (each, a “Fund”)
The Board of Trustees of iShares Trust has authorized a forward stock split for each Fund at the ratio set out below. The Creation Unit size for each Fund will remain unchanged, as set out below.

Fund Name	Ticker	Forward Split Ratio	Shares Per Creation Unit

iShares MSCI EAFE Growth ETF	EFG	3:1	400,000

iShares MSCI EAFE Value ETF	EFV	2:1	400,000

iShares MSCI USA Momentum Factor ETF	MTUM	4:1	50,000

iShares MSCI USA Quality Factor ETF	QUAL	4:1	50,000

iShares U.S. Aerospace & Defense ETF	ITA	3:1	50,000
The record date for the forward stock split will be November 3, 2026 and the stock split will be payable after the close of trading on November 4, 2026, the payable date. Shares of each Fund will begin trading on a split-adjusted basis on November 5, 2026, the ex‑date.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI USA Quality Factor ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated October 5, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (the “SAI”)
for the iShares MSCI EAFE Growth ETF (EFG), iShares MSCI EAFE Value ETF (EFV), iShares MSCI USA Momentum Factor ETF (MTUM), iShares MSCI USA Quality Factor ETF (QUAL) and iShares U.S. Aerospace & Defense ETF (ITA) (each, a “Fund”)
The Board of Trustees of iShares Trust has authorized a forward stock split for each Fund at the ratio set out below. The Creation Unit size for each Fund will remain unchanged, as set out below.

Fund Name	Ticker	Forward Split Ratio	Shares Per Creation Unit

iShares MSCI EAFE Growth ETF	EFG	3:1	400,000

iShares MSCI EAFE Value ETF	EFV	2:1	400,000

iShares MSCI USA Momentum Factor ETF	MTUM	4:1	50,000

iShares MSCI USA Quality Factor ETF	QUAL	4:1	50,000

iShares U.S. Aerospace & Defense ETF	ITA	3:1	50,000
The record date for the forward stock split will be November 3, 2026 and the stock split will be payable after the close of trading on November 4, 2026, the payable date. Shares of each Fund will begin trading on a split-adjusted basis on November 5, 2026, the ex‑date.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.